UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 92,313,776	$ 48,003,308	$ 158,667,650	$ 90,108,598
Government grants	337	556	805	1,160
Initial recognition and changes in the fair value of biological assets	1,590,925	734,826	2,142,828	984,193
Changes in the net realizable value of agricultural products after harvest	(1,242,185)		(1,242,185)
Total	92,662,853	48,738,690	159,569,098	91,093,951
Cost of sales	(55,332,989)	(25,073,842)	(93,215,442)	(48,186,484)
Research and development expenses	(1,384,032)	(1,114,820)	(2,815,574)	(2,139,032)
Selling, general and administrative expenses	(18,814,561)	(11,219,716)	(34,997,761)	(21,311,959)
Share of profit or loss of joint ventures and associates	1,141,323	65,975	919,087	305,687
Other income or expenses, net	(571,365)	135,132	(1,717,982)	140,322
Operating profit	17,701,229	11,531,419	27,741,426	19,902,485
Financial cost	(3,420,256)	(5,366,130)	(6,763,065)	(10,642,180)
Other financial results	(4,801,365)	(530,744)	(6,638,224)	(7,990,156)
Profit before income tax	9,479,608	5,634,545	14,340,137	1,270,149
Income tax	(4,141,102)	(3,835,587)	(6,736,415)	(5,841,453)
Profit (loss) for the period	5,338,506	1,798,958	7,603,722	(4,571,304)
Profit (loss) for the period attributable to:
Equity holders of the parent	3,427,093	648,193	4,301,230	(6,323,365)
Non-controlling interests	1,911,413	1,150,765	3,302,492	1,752,061
Profit (loss) for the period	$ 5,338,506	$ 1,798,958	$ 7,603,722	$ (4,571,304)
Profit (loss) per share
Basic profit (loss) attributable to ordinary equity holders of the parent	$ 0.0834	$ 0.0171	$ 0.1046	$ (0.1663)
Diluted profit (loss) attributable to ordinary equity holders of the parent	$ 0.0808	$ 0.0166	$ 0.1014	$ (0.1663)
Weighted average number of shares
Basic	41,104,331	38,016,601	41,104,331	38,016,601
Diluted	42,403,196	39,038,280	42,403,196	38,016,601
Other comprehensive income	$ 7,893,351	$ 658,996	$ 13,622,488	$ 795,127
Items that may be subsequently reclassified to profit and loss	9,331,728	898,436	16,449,749	912,232
Exchange differences on translation of foreign operations from joint ventures	1,887,130	126,434	3,504,622	49,996
Exchange differences on translation of foreign operations	7,444,598	772,002	12,945,127	862,236
Items that will not be subsequently reclassified to loss and profit	(1,438,377)	(239,440)	(2,827,261)	(117,105)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates	(189,996)	(25,630)	(363,848)	(11,495)
Revaluation of property, plant and equipment, net of tax	(1,248,381)	(213,810)	(2,463,413)	(105,610)
Total comprehensive profit (loss)	13,231,857	2,457,954	21,226,210	(3,776,177)
Total comprehensive profit (loss) attributable to:
Equity holders of the parent	10,074,002	1,244,596	15,796,061	(5,789,271)
Non-controlling interests	3,157,855	1,213,358	5,430,149	2,013,094
Total comprehensive profit (loss)	$ 13,231,857	$ 2,457,954	$ 21,226,210	$ (3,776,177)